Quarterly Holdings Report
for

Fidelity® Industrials Central Fund

June 30, 2020

INCIP-QTLY-0820
1.851901.113

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Aerospace & Defense - 14.7%
Aerospace & Defense - 14.7%
Harris Corp.	261,710	$44,404,336
HEICO Corp. Class A	86,261	7,007,844
Huntington Ingalls Industries, Inc.	42,400	7,398,376
Lockheed Martin Corp.	277,874	101,401,780
Raytheon Technologies Corp.	705,798	43,491,273
Teledyne Technologies, Inc. (a)	28,400	8,830,980
The Boeing Co.	111,400	20,419,620
		232,954,209
Air Freight & Logistics - 1.5%
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc. (b)	301,002	23,797,218
Airlines - 0.8%
Airlines - 0.8%
Alaska Air Group, Inc.	185,500	6,726,230
JetBlue Airways Corp. (a)(b)	590,900	6,440,810
		13,167,040
Building Products - 7.7%
Building Products - 7.7%
Fortune Brands Home & Security, Inc.	888,276	56,787,485
The AZEK Co., Inc.	234,220	7,462,249
Trane Technologies PLC	661,810	58,887,854
		123,137,588
Commercial Services & Supplies - 5.9%
Diversified Support Services - 2.6%
Cintas Corp.	152,828	40,707,266
Environmental & Facility Services - 3.3%
Waste Connection, Inc. (United States)	562,672	52,773,007

TOTAL COMMERCIAL SERVICES & SUPPLIES		93,480,273

Electrical Equipment - 8.0%
Electrical Components & Equipment - 8.0%
AMETEK, Inc.	979,332	87,522,901
Emerson Electric Co.	491,782	30,505,237
Regal Beloit Corp.	96,500	8,426,380
		126,454,518
Industrial Conglomerates - 13.5%
Industrial Conglomerates - 13.5%
Carlisle Companies, Inc. (b)	336,178	40,230,421
Honeywell International, Inc.	642,513	92,900,955
Roper Technologies, Inc.	207,500	80,563,950
		213,695,326
Machinery - 16.6%
Construction Machinery & Heavy Trucks - 5.9%
Caterpillar, Inc.	741,383	93,784,950
Industrial Machinery - 10.7%
Columbus McKinnon Corp. (NY Shares)	154,362	5,163,409
Fortive Corp.	1,135,594	76,834,290
IDEX Corp.	436,471	68,979,877
ITT, Inc.	89,749	5,271,856
Otis Worldwide Corp.	229,549	13,052,156
		169,301,588

TOTAL MACHINERY		263,086,538

Professional Services - 5.8%
Research & Consulting Services - 5.8%
IHS Markit Ltd.	620,354	46,836,727
TransUnion Holding Co., Inc.	526,895	45,860,941
		92,697,668
Road & Rail - 19.1%
Railroads - 10.7%
CSX Corp.	1,039,426	72,489,569
Union Pacific Corp.	580,116	98,080,212
		170,569,781
Trucking - 8.4%
Landstar System, Inc.	335,585	37,689,551
Old Dominion Freight Lines, Inc.	501,883	85,114,338
Schneider National, Inc. Class B	405,000	9,991,350
		132,795,239

TOTAL ROAD & RAIL		303,365,020

Trading Companies & Distributors - 2.8%
Trading Companies & Distributors - 2.8%
Air Lease Corp. Class A	236,300	6,921,227
HD Supply Holdings, Inc. (a)	1,072,139	37,149,616
		44,070,843
TOTAL COMMON STOCKS
(Cost $1,245,583,354)		1,529,906,241

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.12% (c)	60,519,742	60,531,846
Fidelity Securities Lending Cash Central Fund 0.12% (c)(d)	17,765,960	17,767,736
TOTAL MONEY MARKET FUNDS
(Cost $78,299,582)		78,299,582
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,323,882,936)		1,608,205,823
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(21,288,981)
NET ASSETS - 100%		$1,586,916,842

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$266,571
Fidelity Securities Lending Cash Central Fund	6,981
Total	$273,552

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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